Preferred Stock	12 Months Ended
Dec. 31, 2017
Preferred Stock [Abstract]
PREFERRED STOCK

NOTE 9 – PREFERRED STOCK

The Company has 10,000,000 shares of preferred stock, $.001 par value per share, authorized as of December 31, 2017. Of those shares, 1,000 were designated as Series A and Series B. There were no shares outstanding at any time during the periods covered by these financial statements. The Series A and B designations were transaction specific in 2008 and 2010 and were redeemed in 2014. When outstanding, the shares had a liquidation preference and bore dividends at a rate of 10%, payable in cash or stock, but are no longer applicable. The Company intends to remove the designations in 2018.